RISK MANAGEMENT - Schedule of Amounts Related to Cash Flow Hedge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Changes in the value of the hedging instrument recognized in OCI (net of related tax)	$ (2,010)	$ 0
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,146	0
Cross Currency Interest Rate Swap
Disclosure Of Credit Risk Exposure [Line Items]
Changes in the value of the hedging instrument recognized in OCI (net of related tax)	(2,010)	0
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,146	$ 0
Cross Currency Interest Rate Swap | Cash flow hedges
Disclosure Of Credit Risk Exposure [Line Items]
Nominal amount	75,000
Carrying Amount of Asset (Liability)	$ (2,075)